Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 2,253,210		R$ 3,029,191
Trade receivables	2,137,752		1,843,333
Accounts receivable from related parties	192,906		174,148
Inventories	70,454		65,596
Restricted cash	26,018		31,900
Recoverable taxes	141,266		380,703
Other receivables	74,532		77,371
Total current assets	4,896,138		5,602,242
Noncurrent assets
Trade receivables	215,275		209,083
Accounts receivable from related parties	657,990		669,102
Escrow deposits	177,982		152,018
Water National Agency - ANA	32,466		49,136
Other receivables	119,646		103,310
Investments	53,187		44,587
Investment properties	47,562		47,620
Contract assets	7,617,714		7,407,948
Intangible assets	32,325,447	[1]	29,012,460
Property, plant and equipment	314,393		267,612
Total noncurrent assets	41,561,662		37,962,876
Total assets	46,457,800		43,565,118
Current liabilities
Trade payables and contractors	369,631		465,993
Borrowings and financing	2,859,843		2,103,612
Accrued payroll and related taxes	594,279		564,830
Taxes and contributions	250,318		200,563
Interest on capital	800,352		673,765
Provisions	550,247		458,387
Services payable	474,078		454,022
Public-Private Partnership - PPP	110,291		137,827
Program Contract Commitments	273,932		230,695
Other liabilities	170,453		108,938
Total current liabilities	6,453,424		5,398,632
Noncurrent liabilities
Borrowings and financing	10,384,866		11,049,184
Deferred income tax and social contribution	433,996		261,242
Deferred Cofins and PASEP	143,693		140,830
Provisions	485,561		434,475
Pension obligations	3,360,932		2,970,009
Public-Private Partnership - PPP	3,183,689		3,275,297
Program Contract Commitments	103,321		142,314
Other liabilities	272,535		341,447
Total noncurrent liabilities	18,368,593		18,614,798
Total liabilities	24,822,017		24,013,430
Equity
Capital stock	15,000,000		15,000,000
Earnings reserves	7,547,954		5,100,783
Other comprehensive loss	(912,171)		(549,095)
Total equity	21,635,783		19,551,688
Total equity and liabilities	R$ 46,457,800		R$ 43,565,118

[1]	As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 - R$ R$ 98,077 recognized as concession agreements - equity value and R$ 217,640 recognized as program contracts).